Note 7 - Other Real Estate Owned - Change in OREO (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, Beginning of Year	$ 1,841	$ 4,256
Loans transferred to other real estate	1,009	792
Acquired in acquisitions	243
Sales proceeds	(2,553)	(2,949)
Transfer to premises and equipment		(300)
Net gain/(loss) on sale and writedowns	780	42
Balane, End of Year	$ 1,320	$ 1,841